UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1. Investment Company Act File Number: 811-22933

Date of Notification: March 27, 2025

2. Exact name of Investment Company as specified in registration statement:

Apollo Diversified Real Estate Fund

3. Address of principal executive office: (number, street, city, state, zip code)

Apollo Global Management, Inc.

9 West 57th Street, New York

New York 10019

4. Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Ryan Del Giudice
Ryan Del Giudice Assistant Secretary

APOLLO	GLOBAL WEALTH MANAGEMENT SOLUTIONS

APOLLO REAL ASSETS

Apollo Diversified

Real Estate Fund

Investor Update

   Spring 2025

 Class A Share (NASDAQ: GIREX)

 Inception Through 2/28/251

Performance

Cumulative Return	76.15%

Annualized Return	5.45%

Standard Deviation	4.56%

The Fund’s Standard Deviation (a measure of volatility/risk) was 4.56%, more than three times less than the S&P 500 Index (14.98%) over the same period.

Sharpe Ratio	0.80

Alpha	1.63%

Beta	0.17

Private Fund Diversification[2] As of 1/2/25

$253.38B Gross Asset Value

3,878 investments diversified by sector, geography, and manager

March 27, 2025

We are pleased to present the Spring 2025 Investor Update for Apollo Diversified Real Estate Fund (the “Fund”). We greatly appreciate the support of our shareholders, and we seek to remain true to the Fund’s stated objective of delivering returns comprised of income and appreciation with moderate volatility and low correlation to the broader markets.

The Fund delivered strong returns throughout 2024, ending the year on a positive note with the Fund’s load-waived Class A shares producing a total net return of +3.50% for the year.1 The Fund’s actively managed strategy across the four quadrants of the commercial real estate investable universe (private equity, private debt, public equity, and public debt), has been a key differentiator as dynamic portfolio allocations across quadrants drove relative returns. Further, the Fund’s positioning across property sectors with significant overweights to our high-conviction themes, which include industrial, multifamily, and specialty properties, continues to deliver strong operational results, benefitting from secular demand tailwinds. The Fund’s performance has been a standout, with the load-waived Class A shares delivering the best returns among the Fund’s real estate interval fund peer group in the trailing three-year, five-year, ten-year and since Fund inception periods as of February 28, 2025.1 From the Fund’s inception on June 30, 2014, through February 28, 2025, the Fund’s load-waived Class A shares generated a(n):1

Total cumulative return of 76.15% and a 5.45% annualized return.

Sharpe ratio of 0.80.

Standard deviation of 4.56%, which is in line with the standard deviation for the Bloomberg U.S. Aggregate Bond Index (4.94%).

Alpha of 1.63%.

Beta of 0.17.

Past performance is not indicative of future results. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. Actual results may vary. Fund performance based on load-waived, Class A shares and does not reflect any sales charge. The maximum sales charge for Class A shares is 5.75%. As of 2/28/25, the Fund’s load-waived Class A share had a ten-year annualized return of 5.15%, a five-year annualized return of 4.04% and a one-year return of 6.69%. As of 2/28/25, the Fund’s Class A share with load (adjusted for initial maximum sales charge of 5.75%) had a since inception annualized return of 4.87%, a ten-year annualized return of 4.53%, a five-year annualized return of 2.82%, and one-year return of 0.56%. Per the Fund’s most recent prospectus the total annual expense ratio without any fee waiver or reimbursement is 2.49% for Class A shares. Certain of these returns reflect the impact of fee waivers and expense limitation and reimbursement agreements in effect during the given period. The Fund’s current expense limitation and reimbursement agreement will remain in effect at least through May 31, 2026. The fees and expenses provided herein are as of the date of the Fund’s most recent prospectus and are qualified in their entirety by the Fund’s prospectus. Actual expenses may be greater or less than shown. Fees and expenses can vary materially. These expense figures should not be considered a representation of future expenses. Subject to change without notice. Fund returns presented herein include the reinvestment of distributions and are net of all Fund expenses, including management fees and general and administrative expenses, but exclude any applicable share class sales charge and fees paid by investors to their financial intermediary. Fund returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the deduction of such fees was reflected, the performance would be lower. The most recent performance is available at www.apollo.com/adref or by calling 888.926.2688.

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Fund Performance Since Inception

(7/1/14 to 2/28/25)1

Growth of a Hypothetical $10,000 Investment Since Fund Inception

Performance Metrics

	Cumulative Return	Annualized Return	Standard Deviation	Sharpe Ratio	Alpha	Beta

Apollo Diversified Real Estate Fund (NASDAQ: GIREX)	76.15%	5.45%	4.56%	0.80	1.63%	0.17

S&P 500 Index	268.74%	13.01%	14.98%	0.75	0.00%	1.00

Bloomberg U.S. Aggregate Bond Index	19.76%	1.70%	4.94%	-0.02	-1.40%	0.12

Risk & Return

Past performance is not indicative of future results. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. Actual results may vary. Fund performance based on load-waived, Class A shares and does not reflect any sales charge. The maximum sales charge for Class A shares is 5.75%. Per the Fund’s most recent prospectus the total annual expense ratio without any fee waiver or reimbursement is 2.49% for Class A shares. Certain of these returns reflect the impact of fee waivers and expense limitation and reimbursement agreements in effect during the given period. The Fund’s current expense limitation and reimbursement agreement will remain in effect at least through May 31, 2026. The fees and expenses provided herein are as of the date of the Fund’s most recent prospectus and are qualified in their entirety by the Fund’s prospectus. Actual expenses may be greater or less than shown. Fees and expenses can vary materially. These expense figures should not be considered a representation of future expenses. Subject to change without notice. Fund returns presented herein include the reinvestment of distributions and are net of all Fund expenses, including management fees and general and administrative expenses, but exclude any applicable share class sales charge and fees paid by investors to their financial intermediary. Fund returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the deduction of such fees was reflected, the performance would be lower. The most recent performance is available at www.apollo.com/adref or by calling 888.926.2688.

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The U.S. economy remained resilient in 2024, with real Gross Domestic Product growing 2.8%, supported by steady consumer spending, job creation, and wage growth.3 The labor market continued to reflect stability as the unemployment rate remained between 4.0% and 4.2% since May 2024, with the latest reading of 4.1% for February 2025 remaining historically strong. In response to easing inflation, the Federal Reserve (the “Fed”) implemented rate cuts following the last three meetings of 2024, bringing the federal funds target rate to 4.25%-4.50%.4 Though significant progress has been made, the “last-mile” of inflation has proven stickier than anticipated with the Consumer Price Index rising 2.8% year-over-year in February 2025.5 With continued focus on further taming inflation, the Fed is assessing economic conditions and weighing whether further policy adjustments might be necessary in the months ahead to satisfy its dual mandate of price stability and maximum employment. Moving forward, market participants are keenly focused on determining the implications of President Trump’s economic and trade policies and the subsequent impacts on growth, the path of Fed policy, and risk assets.

Amid this backdrop, early green shoots of recovery have emerged in commercial real estate with transaction volumes rising and rebounding prices pointing to a potential inflection point for the sector. The NCREIF ODCE Index delivered its first consecutive quarterly gain since the end of September 2022.6 While headline benchmark performance is positive, underlying property sectors remain disparate in performance, operating fundamentals, and supply-demand dynamics. Sectors such as the industrial, multifamily, and specialty asset types benefit from long-term secular tailwinds, including demographic changes, technological innovation, and evolving consumer preferences. These trends continue to support strong operating fundamentals, with vacancies at or below historical averages and sustained demand driving standout performance. At the same time, elevated interest rates and construction costs have constrained new development, reinforcing a favorable fundamental backdrop. The Fund’s positioning across sectors continues to drive outperformance relative to the NCREIF ODCE Index. In the trailing one-year period ended December 31, 2024, the Fund’s private real estate portfolio delivered an excess return of 276 basis points.1, 6 This outperformance highlights the Fund’s active portfolio positioning, with high-conviction themes (industrial, multifamily, and specialty) comprising approximately 91% of the Fund’s private equity portfolio as of January 2, 2025.2

The industrial sector remains supported by e-commerce expansion, onshoring and nearshoring trends, and advancements in logistics. Businesses continue to prioritize warehouse efficiency, supply chain resiliency, and prime locations, reinforcing demand for modern logistics facilities that align with evolving market needs. U.S. e-commerce sales reached $1.2 trillion in 2024, a 109.0% increase over five years, which underpins sustained demand and long- term positioning.7, 16 Recent trade policies and tariffs have re-accelerated trends that originated during the COVID-19 pandemic as businesses seek to strategically realign production and inventory closer to end consumers, potentially driving incremental demand for the domestic logistics space. Additionally, tenant demand remains robust while new supply has slowed considerably. In fact, industrial construction starts have declined 56% from the recent historical average as of Q4 2024, limiting future supply even as the need for high-quality logistics space remains strong.8 Vacancy rates remain below the historical average at 6.1% as of Q4 2024, while 6% of existing stock is expected to become obsolete in the next five years.10, 11 With constrained new supply and strong tenant demand, key logistics hubs are well-positioned for continued growth.

The multifamily sector remains well positioned, supported by structural tailwinds including a persistent housing shortage, affordability constraints in the for-sale market, and sticky renter demand. While homeownership remains out of reach for many due to high mortgage rates and record home prices, multifamily demand has remained strong, with occupancy at 95.1% as of Q4 2024, in line with the 15-year historical average.11 Multifamily leasing activity also remained healthy, with approximately 184,000 units absorbed in Q4 2024, marking the highest quarterly level of net absorption since 2021.11 A growing share of high-income renters is further reinforcing demand, as the number of apartment households earning $75,000 or more has surged 68.5% over the past decade.12 This shift highlights a growing preference for rental living, whether by necessity or choice. At the same time, new construction activity has slowed, with multifamily starts down 30% from the recent historical average7 and units under construction falling 40% from peak levels, the lowest level in over a decade.9 This pullback, combined with sustained demand and limited future deliveries, is expected to be a catalyst for occupancy and rent growth.

Specialty sectors, such as student housing, are built for specific uses and tend to have unique supply and demand drivers that set them apart from traditional property types. Student housing benefits from continued enrollment growth, below average supply, and the growing preference for well-amenitized, institutionally managed properties. Leasing activity remained strong, with 92.8% of beds at the core 175 universities tracked by RealPage Analytics being leased for the Fall 2024 academic year. Supply constraints continue to support market fundamentals, with only 35,000 new beds delivered in 2024, marking the lowest annual change since the Fall of 2020.13 Looking ahead, RealPage Analytics estimates just 26,000 student housing beds will be delivered in the Fall of 2025, well below the historical annual average of 50,000 beds in the 2010s. Limited site availability at top-tier universities and in high-barrier-to-entry markets is expected to sustain strong occupancy levels and rent growth, particularly for well-amenitized, Class A properties.

Past performance is not indicative of future results. Holdings and allocations are subject to change without notice. Diversification does not eliminate the risk of experiencing investment losses.

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Grocery-anchored neighborhood centers remain a preferred retail format, benefitting from steady consumer demand and limited new supply. Availability rates held at 6.5% in Q4 2024, an all-time low, as tenant demand continued to outpace supply.11 New completions accounted for just 0.05% of existing stock, as high construction and redevelopment costs constrain new development.11 At the same time, strip centers have seen the strongest increase in foot traffic among retail sub-property types, with grocers and off-price retailers leading the way.14 Retailers remain focused on well-located, necessity-driven properties, fueling leasing activity and rent growth. With limited new supply, grocery-anchored centers are set to maintain strong fundamentals.

The office sector continues to face headwinds, but structural shifts are beginning to take shape. While office vacancies remain elevated, new constructions are projected to fall to 17 million sq. ft. in 2025, well below the 10-year average of 44 million sq. ft, which may ease future supply pressures in certain markets.8 However, challenges persist, including low office-using job growth, elevated sublease availability, and high vacancies in less desirable properties. Demand remains concentrated in high-quality, well-located assets, while outdated office stock continues to struggle with weak leasing activity. While signs of stabilization are emerging in select segments, the sector’s recovery remains highly uneven, reinforcing a complex and evolving landscape. The Fund has historically been, and continues to be, underweight the office property type relative to the NCREIF ODCE Index, which has contributed to relative returns. As of January 2, 2025, the Fund’s private equity office exposure represented only ~200 basis points of the Fund’s portfolio.2

The Fund remains grounded in the research that underpins the investment strategy. We believe that a combination of both public and private real estate in a portfolio may provide important diversification benefits as well as risk mitigation and alpha generation opportunities. The Fund’s portfolio management team employs a dynamic active management approach to asset allocation through the utilization of a relative value framework which analyzes opportunities across the real estate investable universe: private equity, private debt, public equity and public debt. In the latter half of 2024, as public REITs rallied, the Fund’s portfolio management team tactically reduced exposure, which contributed to relative outperformance. The Fund’s public REIT portfolio continued to deliver strong results, outperforming the FTSE Nareit Equity REIT Index by 310 basis points over the trailing one-year period ending December 31, 2024.15 As it relates to the Fund’s private real estate portfolio, the Fund made several tactical investments across our high-conviction themes in the second half of 2024 and we remain encouraged and excited by opportunities we are currently underwriting. Moving forward, the portfolio management team will, as it has historically, continue to modulate exposure to each of the quadrants in response to changes in relative value across the Fund’s investable universe.

As always, the Fund’s portfolio management team, along with the Fund’s underlying private fund partners, continue to seek attractive risk-adjusted return opportunities across real estate markets. We believe the Fund’s portfolio positioning, focus on high-quality assets within the Fund’s high- conviction sectors, underlying diversification and ability to take advantage of opportunities across both public and private markets, may help deliver a differentiated return profile to our investors. We are excited about the Fund’s future prospects and believe it is well positioned to take advantage of investment opportunities as they arise.

We thank you for your continued confidence and support.

Represents the views and opinions of Apollo at the time of this letter and is subject to change.

Apollo Diversified Real Estate Fund is a closed-end management investment company that is operated as an interval fund. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. The Fund is only suitable for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long- term investment. There is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. There is no secondary market for the Fund’s shares and none is expected to develop. Please see the Fund’s current prospectus for further information on the Fund’s objective, strategy and risk factors.

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Endnotes

Important Note on Index Performance: Index performance is shown for illustrative purposes only and has limitations when used for comparison or for other purposes due to, among other matters, volatility, credit or other factors (such as number of investments, recycling or reinvestment of distributions, and types of assets). It may not be possible to directly invest in one or more of these indices and the holdings of the Fund may differ markedly from the holdings of any such index in terms of levels of diversification, types of securities or assets represented and other significant factors. Indices are unmanaged, do not charge any fees or expenses, assume reinvestment of income and do not employ special investment techniques such as leveraging or short selling. No such index is indicative of the future results of Apollo Diversified Real Estate Fund. There can be no assurances that any of the trends described herein will continue or will not reverse. Past events and trends do not imply, predict or guarantee, and are not necessarily indicative of future events or results.

1.

Past performance is not indicative of future results. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. Actual results may vary. Fund returns presented herein include the reinvestment of distributions and are net of all Fund expenses, including management fees and general and administrative expenses, but, unless otherwise noted, exclude any applicable share class sales charge and fees paid by investors to their financial intermediary. Fund returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the deduction of such fees was reflected, the performance would be lower. Current performance may be lower or higher than the performance quoted. The most recent performance is available at www.apollo.com/adref or by calling 888.926.2688. As of February 28, 2025, the Fund’s load-waived Class A share had a one-year return of 6.69%, a five-year annualized return of 4.04%, and a ten-year annualized return of 5.15%. As of February 28, 2025, the Fund’s Class A share with load (adjusted for initial maximum sales charge of 5.75%) had a one-year return of 0.56%, a five-year annualized return of 2.82%, and a ten-year annualized return of 4.53%. Class A share inception date: June 30, 2014. Alpha and beta calculation benchmark: S&P 500. The Fund’s interval fund peers include: Versus Capital Multi-Manager Real Estate Income Fund (VCMIX), Bluerock Total Income+ Real Estate Fund (TIPRX), and Goldman Sachs Real Estate Diversified Income Fund (GSRDX). Please note that Versus Capital Multi-Manager Real Estate Income Fund does not offer A shares and as such, I shares of the Versus Capital Multi-Manager Real Estate Income Fund are used in this comparison. Class I shares are not subject to a front-end sales load.

2.

Fund holdings as of January 2, 2025. Fund size based on Gross Asset Value (GAV). Occupancy calculation is based on the Fund’s allocation to private real estate equity funds. Occupancy is the rate of which underlying properties are occupied, typically through leases. Leverage is the utilization of borrowings by the Fund’s underlying private real estate equity funds and does not represent the Fund’s direct use of leverage. The use of leverage increases investment risk and the potential for increased loss and could adversely affect market value of the Fund’s underlying private investment funds in periods of rising interest rates. Fund holdings are subject to change without notice. Diversification does not eliminate the risk of experiencing investment losses. The Fund is not intended to be a complete investment program.

3.	Bureau of Economic Analysis; U.S. Department of Commerce.
4.	Federal Reserve.
5.	U.S. Bureau of Labor Statistics.
6.

Apollo Analysts, NCREIF Fund Index - Open End Diversified Core Equity Index (NFI-ODCE Index). The NFI-ODCE Index is a capitalization weighted index of investment returns reporting on both a historical and current basis the results of certain open-end commingled funds pursuing a core investment strategy. As of December 31, 2024, the Fund’s private real estate portfolio had a trailing one-year return of 0.49%. As of December 31, 2024, the NFI-ODCE Index had a trailing one-year return of -2.27% and a quarterly net return of 0.96%.

7.	U.S. Census Bureau.
8.	CBRE Research.
9.	Cushman and Wakefield Research.
10.	Clarion Partners Investment Research.
11.	CBRE Econometric Advisors.
12.	National Multifamily Housing Council.
13.	RealPage Analytics.
14.	Green Street.
15.	As of December 31, 2024, the FTSE Nareit Equity REIT Index had a trailing one-year return of 8.73%. As of December 31, 2024, the Fund’s public REIT portfolio had a trailing one-year return of 11.83%.
16.	Federal Reserve Bank of St. Louis.

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Glossary

Alpha: A measure of risk-adjusted return implying how much a fund/manager outperformed its benchmark, given its risk profile.

Annualized Return: Calculated by annualizing cumulative return (i.e., adjusting it for a period of one year). Annualized return includes capital appreciation and assumes a reinvestment of dividends and distributions.

Basis Point (bps): A unit of measure used to describe the percentage change. One basis point is equivalent to 0.01% (1/100th of a percent) or 0.0001 in decimal form.

Beta: A measure of systematic risk (volatility), or the sensitivity of a fund to movements in a benchmark. A beta of 1 implies that you can expect the movement of a fund’s return series to match that of the benchmark used to measure beta. A value of less than 1 implies that the fund is less volatile than the index.

Bloomberg U.S. Aggregate Bond Index: An unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities.

Consumer Price Index (CPI): A price index of a basket of goods and services paid by urban consumers.

Correlation: A statistical measure of how two securities move in relation to each other. A correlation ranges from -1 to 1. A positive correlation of 1 implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction. A negative correlation of -1 indicates that the securities will move in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

Cumulative Return: The compound return of an investment. It includes capital appreciation and assumes a reinvestment of dividends and distributions.

FTSE Nareit All Equity REITs Index: A free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

Gross Domestic Product (GDP): A comprehensive measure of U.S. economic activity. GDP measures the value of the final goods and services produced in the United States.

Net Asset Value (NAV): Represents a fund’s per-share price. NAV is calculated by dividing a fund’s total net assets by its number of shares outstanding.

NCREIF Fund Index – Open End Diversified Core Equity (NFI-ODCE or NCREIF ODCE Index): An index of investment returns reporting on both a historical and current basis the results of certain open-end commingled funds pursuing a core investment strategy. The NFI-ODCE Index is capitalization-weighted.

S&P 500 Index: An index based on market cap of the 500 largest companies having stock listed on the New York Stock Exchange (NYSE) or NASDAQ.

Sharpe Ratio: Measures risk-adjusted returns by calculating the excess return (above the risk-free rate) per unit of risk (standard deviation). The higher the ratio, the better the risk-adjusted returns. The average three-month U.S. Treasury T-bill auction was used as the risk-free rate in this material.

Standard Deviation: Measures the average deviations of a return series from its mean, and is often used as a measure of volatility/risk. A large standard deviation implies that there have been large swings in the return series of the manager.

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Summary of Risk Factors

This material is neither an offer to sell nor a solicitation to purchase any security. Investors should carefully consider the investment objectives, risks, charges and expenses of Apollo Diversified Real Estate Fund (the “Fund”). This and other important information about the Fund is contained in the prospectus, which can be obtained by visiting www.apollo.com/adref. Please read the prospectus carefully before investing.

Apollo Diversified Real Estate Fund is a diversified, closed-end management investment company that is operated as an interval fund. The Fund invests at least 80% of its total assets in real estate securities. This investment involves a high degree of risk. An investor should invest in the Fund only if the investor can afford the complete loss of an investment. Prospective investors should carefully read the Fund’s prospectus for a description of the risk associated with an investment in the Fund in determining whether an investment in the Fund is suitable. These risks include, but are not limited to, the following:

•

Limited Liquidity. An investor should consider an investment in the Fund to be of limited liquidity and is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. The Fund’s shares are not listed on any securities exchange, and no secondary public market for the sale of the Fund’s interests exists, nor is one likely or expected to develop. As described in the prospectus under “Quarterly Repurchases of Shares,” the Fund provides limited liquidity through quarterly offers to repurchase a limited amount of the Fund’s shares (at least 5% of the Fund’s outstanding shares); however, there is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer.

•

Real Estate Industry Concentration. The Fund will not invest in real estate directly, but, because the Fund will concentrate its investments in securities of real estate industry issuers, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies engaged in the real estate industry is affected by a number of factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. The value of securities of companies in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

•	Use of Leverage. The Fund utilizes leverage which will magnify the potential for loss on amounts invested in the Fund.

•

Fees and Expenses. The Fund is subject to charges for management and other fees regardless of whether the Fund has a positive return. Please refer to the Fund’s prospectus for a complete description of expenses to be charged to the Fund.

•

Distributions. The Fund will ordinarily pay distributions, if any, once a quarter. There is no assurance that the Fund’s distribution rate will be sustainable in the future nor are distributions guaranteed. The Fund may pay distributions in significant part from sources that may not be available in the future and that may be unrelated to the Fund’s performance, such as return of capital and borrowings. Shareholders should note that a return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. A portion of the Fund’s distributions includes return of capital. Please refer to the Fund’s most recent Section 19(a) notice for an estimate of the composition of the Fund’s most recent distribution, available at www.apollo.com/adref, and the Fund’s semi-annual or annual reports filed with the U.S. Securities and Exchange Commission (the “SEC”) and available on the Fund’s website for additional information regarding the composition of distributions. The Fund’s distributions may be affected by numerous factors, including but not limited to changes in Fund expenses including the amount of expenses waived by the Fund’s Adviser, investment performance, realized and projected market returns, fluctuations in market interest rates, and other factors.

•

Potential Loss of Investment. Investing in the Fund is speculative and involves a high degree of risk and no guarantee or representation is made that the Fund’s investment strategy will be successful under all market conditions, nor do we guarantee any level of return or risk. An investment in the Fund could require a long-term commitment, with limited liquidity and the risk of loss of capital. Investors must have the financial ability, sophistication, experience and willingness to evaluate the merits and bear the risks of such an investment. Such an investment is not suitable for all potential investors. Investors could lose part or all of an investment, and the Fund could incur losses in markets where major indices are rising and falling. Results could be volatile. Accordingly, investors should understand that past performance is not indicative nor a guarantee of future results. Investors in the Fund should understand that the net asset value of the Fund will fluctuate, which may result in a loss of the principal amount invested. The Fund’s investments may be negatively affected by the broad investment environment and capital markets in which the Fund invests. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. The Fund is “diversified” under the Investment Company Act of 1940. Diversification does not eliminate the risk of experiencing investment losses. The Fund is not intended to be a complete investment program.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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9 West 57th Street New York, NY 10019	212.515.3200 www.apollo.com/adref

This sales material must be accompanied or preceded by the prospectus and must be read in conjunction with the Fund’s prospectus in order to fully understand all the implications and risks of an investment in the Fund. This sales material is neither an offer to sell nor a solicitation of an offer to buy securities. Investments mentioned herein may not be suitable for prospective investors. An offering is made only by the prospectus, which must be made available to you prior to making a purchase of shares and is available at www.apollo.com/adref. Prior to making an investment, investors should read the prospectus, including the “Risk Factors” section therein, which contain the risks and uncertainties that we believe are material to the Fund’s business, operating results, and financial condition.

Forward-Looking Statement Disclosure

Certain information contained in this document constitutes “forward-looking statements,” which can be identified by the use of forward-looking terminology such as “may,” “will,” “expect,” “intend,” “anticipate,” “estimate,” “believe,” “continue” or other similar words, or the negatives thereof. These may include financial projections and estimates and their underlying assumptions, statements about plans, objectives and expectations with respect to future operations, and statements regarding future performance. Such forward-looking statements are inherently uncertain and there are or may be important factors that could cause actual outcomes or results to differ materially from those indicated in such statements. Apollo believes these factors include, but are not limited to, those described under the section entitled “Summary of Risk Factors”, which are further described in the Fund’s prospectus, and any such updated factors included in the Fund’s periodic filings with the Securities and Exchange Commission (the “SEC”), which are accessible on the SEC’s website at www.sec.gov. These factors should not be construed as exhaustive and should be read in conjunction with the other cautionary statements that are included in the Fund’s prospectus and other filings. Except as otherwise required by federal securities laws, we undertake no obligation to publicly update or revise any forward-looking statements, whether as a result of new information, future developments or otherwise.

Additional Important Disclosure

Past performance is not indicative nor a guarantee of future returns.

This material is confidential and may not be distributed, transmitted or otherwise communicated to others, in whole or in part, without the express written consent of Apollo Global Management, Inc. (together with its subsidiaries, “Apollo”) and is intended solely for the use of the persons to whom it has been delivered. This material does not constitute an offer to sell, or the solicitation of an offer to buy, any security, product or service. Apollo and its affiliates do not provide tax, legal or accounting advice. This material is not intended to provide, and should not be relied on for, tax, legal or accounting advice. You should consult your own tax, legal and accounting advisors before engaging in any transaction. This material represents views as of the date of this material and is subject to change without notice of any kind. This material and the transactions, investments, products, services, securities or other financial instruments referred to in this material are not directed to, or intended for distribution to or use by, any person or entity who is a citizen or resident of or located in any locality, state, country or other jurisdiction where such distribution, publication, availability or use would be contrary to any laws or regulations. Recipients may only use this material to the extent permitted by the applicable laws and regulations and should be aware of and observe all such applicable laws and regulations.

Alternative investments often are speculative, typically have higher fees than traditional investments, often include a high degree of risk and are suitable only for eligible, long-term investors who are willing to forgo liquidity and put capital at risk for an indefinite period of time. They may be highly illiquid and can engage in leverage and other speculative practices that may increase volatility and risk of loss.

Opinions expressed herein reflect the current opinions of Apollo as of the date appearing in the materials only and are based on Apollo’s opinions of the current market environment, which is subject to change. Certain information contained in the materials discusses general market activity, industry or sector trends, or other broad-based economic, market or political conditions and should not be construed as research or investment advice. This material is not complete and the information contained herein may change at any time without notice.

Apollo has not made any representation or warranty, expressed or implied, with respect to fairness, correctness, accuracy, reasonableness, or completeness of any of the information contained herein (including but not limited to information obtained from third parties unrelated to Apollo). Apollo has no responsibility to update any of the information provided in this material.

Not a deposit	May lose value	No bank guarantee
Not insured by the FDIC, NCUA or any other government agency

Apollo Global Securities, LLC (“AGS”) and Griffin Capital Securities, LLC (“GCS”), Members of FINRA and SIPC, are subsidiaries of Apollo Global Management, Inc. AGS conducts Apollo’s capital markets business and certain of its product marketing and distribution, and GCS is a wholesale marketing agent for Apollo-sponsored products. ALPS Distributors, Inc. (1290 Broadway, Suite 1000, Denver, CO 80203, Member FINRA) is the distributor of Apollo Diversified Real Estate Fund. Apollo Global Management, Inc. and ALPS Distributors, Inc. are not affiliated.

© 2025 Apollo Global Management, Inc. All rights reserved.

GFC001761 | Exp. 3.31.26	ADREF-IU398381-0325A

GWMS,20250321-4340279-13697302

APOLLO DIVERSIFIED REAL ESTATE FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

March 27, 2025

Dear Apollo Diversified Real Estate Fund Shareholder,

Thank you for your investment. The purpose of this notice is to inform you of the quarterly repurchase offer by Apollo Diversified Real Estate Fund (the “Fund”). Quarterly repurchase offers provide a degree of liquidity to shareholders of the Fund. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period will begin on March 27, 2025 and end on May 6, 2025 (the “Repurchase Request Deadline”). If you own shares through a financial intermediary, financial adviser or broker/dealer (“Financial Intermediary”), please contact your Financial Intermediary.

Please also note that Class C shareholders who tender for repurchase of such shareholder’s Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds.

If you wish to tender shares, your Financial Intermediary will provide you with specific instructions. If you are unable to contact your Financial Intermediary or own shares directly and wish to tender shares, you can alternatively complete the Repurchase Request Form.

IMPORTANT

All repurchase requests must be received in good order prior to the Repurchase Request Deadline. The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form to the Transfer Agent prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to NAV fluctuation during that time.

If you have any questions, please refer to the attached Repurchase Offer or contact your Financial Intermediary. You may also contact us directly at 1-888-926-2688.

Sincerely,

Apollo Diversified Real Estate Fund

RE-IU110107DIRECT (1224)

APOLLO DIVERSIFIED REAL ESTATE FUND REPURCHASE OFFER

1 THE OFFER

Apollo Diversified Real Estate Fund (the “Fund”) is offering to repurchase, for cash, up to 5% of the Fund’s issued and outstanding shares (Class A, Class C, Class I, Class L and Class M shares) (“Repurchase Offer Amount”) as of the Repurchase Request Deadline (as defined below) at a price equal to the net asset value (“NAV”) of the applicable class of shares as of the close of regular business trading on the New York Stock Exchange on the Repurchase Pricing Date (as defined below). The purpose of this offer is to provide a level of liquidity to shareholders, as no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s current effective prospectus and statement of additional information.

2 NET ASSET VALUE

The Fund’s NAV on March 20, 2025 of the Class A shares (GIREX) was $24.84 per share, of the Class C shares (GCREX) was $23.11 per share, of the Class I shares (GRIFX) was $25.45 per share, of the Class L shares (GLREX) was $24.40 per share and of the Class M shares (GMREX) was $23.84 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below).

The Fund’s NAV fluctuates. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you submit your repurchase request.

The current NAV may be obtained by calling 1-888-926-2688 and asking for the most current NAV per share or by visiting www.apollo.com/adref. The shares of the Fund are not traded on any organized market or securities exchange.

3 REPURCHASE REQUEST DEADLINE	All repurchase requests must be received in good order prior to 4:00 p.m., Eastern Time, on May 6, 2025.

4 REPURCHASE PRICING DATE

The NAV used to calculate the repurchase price will be determined as of the close of regular business trading on the New York Stock Exchange on May 6, 2025 (the “Repurchase Pricing Date”). There is a risk that the NAV per share fluctuates between the date on which you submit your repurchase request and the Repurchase Pricing Date, and that the NAV on the Repurchase Pricing Date may be higher or lower than the NAV on the date you submit your repurchase request.

5 PAYMENT FOR SHARES REPURCHASED

The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee. However, as stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase.

6 INCREASE IN NUMBER OF SHARES REPURCHASED

If shareholders tender for repurchase more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred (100) shares and who tender all of their shares, before prorating other amounts tendered. There is no assurance that you will be able to sell as many of your shares as you desire to sell in the repurchase offer or in any subsequent repurchase offer. If a portion of your shares were not repurchased due to proration, you will have to wait until the next quarterly repurchase offer to submit a new repurchase request if you still wish to tender your shares for repurchase.

With respect to any required minimum distributions from an IRA or other qualified retirement plan, it is the obligation of the shareholder to determine the amount of any such required minimum distribution and to otherwise satisfy the required minimum. In the event that shareholders tender for repurchase more than the Repurchase Offer Amount, and the Fund repurchases shares on a pro rata basis, it may result in the shareholder not receiving the full amount of a required minimum distribution.

7 WITHDRAWAL OR MODIFICATION	Requests to repurchase shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on May 6, 2025.

RE-IU110107DIRECT (1224)

APOLLO DIVERSIFIED REAL ESTATE FUND REPURCHASE OFFER

8 SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER

The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Trustees, including a majority of the independent Trustees, and only in the following limited circumstances:

•  If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•  For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•  For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund’s NAV of each of the Fund’s Class A, Class C, Class I, Class L and Class M shares; and

•  For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

9 TAX CONSEQUENCES

You should review the tax information in the Fund’s prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held.

10 CONTINGENT DEFERRED SALES CHARGES ON CLASS C SHARES

Class A, Class I, Class L and Class M shareholders are not subject to a contingent deferred sales charge. Class C shareholders who tender for repurchase of such shareholder’s Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds. The Fund or its designee may waive the imposition of the contingent deferred sales charge in the following shareholder situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the contingent deferred sales charge will be waived at any time in the future or that such contingent deferred sales charge will be waived for any other shareholder.

11 NO REPURCHASE FEE

The Fund does not charge a transaction fee to repurchase Fund Shares. However, as stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase. If your shares are held at a Financial Intermediary, your intermediary may charge transaction or other fees in connection with your repurchase request.

12 REPURCHASE REQUESTS IN PROPER FORM

All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, Apollo Real Estate Fund Adviser, LLC (the “Adviser”), CenterSquare Investment Management LLC (“CenterSquare”), Aon Investments USA Inc. (“Aon” and together with CenterSquare, the “Sub-Advisers”), SS&C GIDS, Inc. (the “Transfer Agent”), ALPS Distributors, Inc. (the “Distributor”), nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Adviser, the Sub-Advisers, nor the Distributor, is or will be obligated to ensure that your Financial Intermediary, or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund’s current effective prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this Repurchase Offer, contact your Financial Intermediary.

If this repurchase request is due to shareholder death, please call the Fund at 1-888-926-2688 or contact your Financial Intermediary regarding additional required documentation (such as a death certificate).

RE-IU110107DIRECT (1224)

REPURCHASE REQUEST FORM MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, TUESDAY, MAY 6, 2025

REGULAR MAIL:	OVERNIGHT MAIL:

Apollo Diversified Real Estate Fund c/o	Apollo Diversified Real Estate Fund
SS&C GIDS, Inc.	c/o SS&C GIDS, Inc.
P.O. Box 219133	801 Pennsylvania Ave
Kansas City, MO 64121-9133	Suite #219133
Kansas City, MO 64105-1307

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to 5% of the outstanding shares of the Apollo Diversified Real Estate Fund, and that if shareholders request to repurchase more than the Repurchase Offer Amount, the Fund may repurchase shares on a pro rata basis which may result in the Fund not repurchasing the full amount of the shares that I am requesting.

For Class C Shareholders Only: I understand that tendering Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds.

NAME(S) OF REGISTERED SHAREHOLDERS

ACCOUNT NUMBER	INVESTOR ADDRESS	DAYTIME TELEPHONE NUMBER

SHARES TENDERED (Check one share class, reason for repurchase, and the number of shares or dollar amount as appropriate)

Class of Shares to be Tendered:
☐ Class A Shares (GIREX) ☐ Class C Shares (GCREX) ☐ Class I Shares (GRIFX)
☐ Class L Shares (GLREX) ☐ Class M Shares (GMREX)

(if tendering more than one share class, please submit a separate form for each share class)

Reason for Repurchase:
☐ Standard Repurchase ☐ Repurchase Due to Death*

Tender Amount:		For Internal Use Only
☐ Full Tender:	Please tender all shares in my account.
☐ Partial Tender:	Please tender shares from my account.
☐ Dollar Amount:	Please tender enough shares to net $ .

*

If this repurchase request is due to shareholder death, please call the Fund at 1-888-926-2688 or contact your Financial Intermediary. Requests due to death are intended for natural persons and will require additional supporting documents.

RE-IU110107DIRECT (1224)

REPURCHASE REQUEST FORM MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, TUESDAY, MAY 6, 2025

PLEASE NOTE:

1.	A REPURCHASE REQUEST THAT DOES NOT SPECIFY A FULL REPURCHASE, NUMBER OF SHARES, OR A DOLLAR AMOUNT WILL BE REJECTED.
2.

THIS FORM MUST BE RECEIVED BY THE TRANSFER AGENT NO LATER THAN 4:00 P.M. EASTERN TIME ON THE REPURCHASE REQUEST DEADLINE. REPURCHASE REQUESTS RECEIVED BY THE TRANSFER AGENT CANNOT BE REVOKED AFTER THE REPURCHASE REQUEST DEADLINE.

3.	ANY REQUEST RECEIVED OUTSIDE OF AN ACTIVE REPURCHASE PERIOD OR REQUESTS FOR FUTURE REPURCHASE PERIODS WILL BE REJECTED.
4.	ALTERATIONS TO THIS FORM ARE PROHIBITED AND THE REQUEST WILL BE REJECTED.
5.	TO PREVENT BACKUP WITHHOLDING PLEASE ENSURE THAT A COMPLETED AND SIGNED APPLICATION FORM OR A FORM W-9 (OR FORM W-8 FOR NON-U.S. SHAREHOLDERS) HAS BEEN SUBMITTED PREVIOUSLY.
6.

CUSTODIAN APPROVAL IS REQUIRED FOR ACCOUNTS HELD THROUGH A CUSTODIAN. REPURCHASE REQUESTS FOR SUCH ACCOUNTS THAT DO NOT INCLUDE BOTH THE INVESTOR SIGNATURE(S) AND CUSTODIAN APPROVAL BY THE REPURCHASE REQUEST DEADLINE WILL NOT BE DEEMED IN GOOD ORDER.

Payment and Delivery Instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholder(s) and mailed to the address of record.

Alternative mailing instructions:

Signature and certification:

Your signature(s) below must correspond exactly with the Authorized Person(s) elected on the account.

I acknowledge that:

•	Provision of this form should not be construed to cause the Fund, or its affiliates, to become an investment advice fiduciary under ERISA or the Internal Revenue Code.
•	I certify that I am authorized to make these elections and that all information provided is true and accurate.
•	No tax or legal advice has been given to me by the Transfer Agent, the Custodian, the Fund, or any agent of either of them, and that all decisions regarding the elections made on this form are my own.
•

The Custodian is authorized to distribute funds from my account in the manner requested. The Fund may conclusively rely on this certification and authorization without further investigation or inquiry.

•

I assume responsibility for any adverse consequences that may arise from the election(s) and agree that the Fund and their agents shall in no way be responsible, and shall be indemnified and held harmless, for any tax, legal or other consequences of the election(s) made on this form.

•	The payment is to be sent to the registered owner(s) of the shares shown in the registration of the account.

Signature:	Date

Print name:	Telephone Number:

Signature (if joint account both must sign):	Date

Print name:	Telephone Number:

CUSTODIAN APPROVAL (FOR ACCOUNTS HELD THROUGH A CUSTODIAN)

RE-IU110107DIRECT (1224)

APOLLO	GLOBAL WEALTH MANAGEMENT SOLUTIONS

APOLLO REAL ASSETS

Apollo Diversified

Real Estate Fund

Investor Update

   Spring 2025

 Class A Share (NASDAQ: GIREX)

 Inception Through 2/28/251

Performance

Cumulative Return	76.15%

Annualized Return	5.45%

Standard Deviation	4.56%

The Fund’s Standard Deviation (a measure of volatility/risk) was 4.56%, more than three times less than the S&P 500 Index (14.98%) over the same period.

Sharpe Ratio	0.80

Alpha	1.63%

Beta	0.17

Private Fund Diversification[2] As of 1/2/25

$253.38B Gross Asset Value

3,878 investments diversified by sector, geography, and manager

March 27, 2025

We are pleased to present the Spring 2025 Investor Update for Apollo Diversified Real Estate Fund (the “Fund”). We greatly appreciate the support of our shareholders, and we seek to remain true to the Fund’s stated objective of delivering returns comprised of income and appreciation with moderate volatility and low correlation to the broader markets.

The Fund delivered strong returns throughout 2024, ending the year on a positive note with the Fund’s load-waived Class A shares producing a total net return of +3.50% for the year.1 The Fund’s actively managed strategy across the four quadrants of the commercial real estate investable universe (private equity, private debt, public equity, and public debt), has been a key differentiator as dynamic portfolio allocations across quadrants drove relative returns. Further, the Fund’s positioning across property sectors with significant overweights to our high-conviction themes, which include industrial, multifamily, and specialty properties, continues to deliver strong operational results, benefitting from secular demand tailwinds. The Fund’s performance has been a standout, with the load-waived Class A shares delivering the best returns among the Fund’s real estate interval fund peer group in the trailing three-year, five-year, ten-year and since Fund inception periods as of February 28, 2025.1 From the Fund’s inception on June 30, 2014, through February 28, 2025, the Fund’s load-waived Class A shares generated a(n):1

Total cumulative return of 76.15% and a 5.45% annualized return.

Sharpe ratio of 0.80.

Standard deviation of 4.56%, which is in line with the standard deviation for the Bloomberg U.S. Aggregate Bond Index (4.94%).

Alpha of 1.63%.

Beta of 0.17.

Past performance is not indicative of future results. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. Actual results may vary. Fund performance based on load-waived, Class A shares and does not reflect any sales charge. The maximum sales charge for Class A shares is 5.75%. As of 2/28/25, the Fund’s load-waived Class A share had a ten-year annualized return of 5.15%, a five-year annualized return of 4.04% and a one-year return of 6.69%. As of 2/28/25, the Fund’s Class A share with load (adjusted for initial maximum sales charge of 5.75%) had a since inception annualized return of 4.87%, a ten-year annualized return of 4.53%, a five-year annualized return of 2.82%, and one-year return of 0.56%. Per the Fund’s most recent prospectus the total annual expense ratio without any fee waiver or reimbursement is 2.49% for Class A shares. Certain of these returns reflect the impact of fee waivers and expense limitation and reimbursement agreements in effect during the given period. The Fund’s current expense limitation and reimbursement agreement will remain in effect at least through May 31, 2026. The fees and expenses provided herein are as of the date of the Fund’s most recent prospectus and are qualified in their entirety by the Fund’s prospectus. Actual expenses may be greater or less than shown. Fees and expenses can vary materially. These expense figures should not be considered a representation of future expenses. Subject to change without notice. Fund returns presented herein include the reinvestment of distributions and are net of all Fund expenses, including management fees and general and administrative expenses, but exclude any applicable share class sales charge and fees paid by investors to their financial intermediary. Fund returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the deduction of such fees was reflected, the performance would be lower. The most recent performance is available at www.apollo.com/adref or by calling 888.926.2688.

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APOLLO DIVERSIFIED REAL ESTATE FUND

Fund Performance Since Inception

(7/1/14 to 2/28/25)1

Growth of a Hypothetical $10,000 Investment Since Fund Inception

Performance Metrics

	Cumulative Return	Annualized Return	Standard Deviation	Sharpe Ratio	Alpha	Beta

Apollo Diversified Real Estate Fund (NASDAQ: GIREX)	76.15%	5.45%	4.56%	0.80	1.63%	0.17

S&P 500 Index	268.74%	13.01%	14.98%	0.75	0.00%	1.00

Bloomberg U.S. Aggregate Bond Index	19.76%	1.70%	4.94%	-0.02	-1.40%	0.12

Risk & Return

Past performance is not indicative of future results. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. Actual results may vary. Fund performance based on load-waived, Class A shares and does not reflect any sales charge. The maximum sales charge for Class A shares is 5.75%. Per the Fund’s most recent prospectus the total annual expense ratio without any fee waiver or reimbursement is 2.49% for Class A shares. Certain of these returns reflect the impact of fee waivers and expense limitation and reimbursement agreements in effect during the given period. The Fund’s current expense limitation and reimbursement agreement will remain in effect at least through May 31, 2026. The fees and expenses provided herein are as of the date of the Fund’s most recent prospectus and are qualified in their entirety by the Fund’s prospectus. Actual expenses may be greater or less than shown. Fees and expenses can vary materially. These expense figures should not be considered a representation of future expenses. Subject to change without notice. Fund returns presented herein include the reinvestment of distributions and are net of all Fund expenses, including management fees and general and administrative expenses, but exclude any applicable share class sales charge and fees paid by investors to their financial intermediary. Fund returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the deduction of such fees was reflected, the performance would be lower. The most recent performance is available at www.apollo.com/adref or by calling 888.926.2688.

2

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APOLLO DIVERSIFIED REAL ESTATE FUND

The U.S. economy remained resilient in 2024, with real Gross Domestic Product growing 2.8%, supported by steady consumer spending, job creation, and wage growth.3 The labor market continued to reflect stability as the unemployment rate remained between 4.0% and 4.2% since May 2024, with the latest reading of 4.1% for February 2025 remaining historically strong. In response to easing inflation, the Federal Reserve (the “Fed”) implemented rate cuts following the last three meetings of 2024, bringing the federal funds target rate to 4.25%-4.50%.4 Though significant progress has been made, the “last-mile” of inflation has proven stickier than anticipated with the Consumer Price Index rising 2.8% year-over-year in February 2025.5 With continued focus on further taming inflation, the Fed is assessing economic conditions and weighing whether further policy adjustments might be necessary in the months ahead to satisfy its dual mandate of price stability and maximum employment. Moving forward, market participants are keenly focused on determining the implications of President Trump’s economic and trade policies and the subsequent impacts on growth, the path of Fed policy, and risk assets.

Amid this backdrop, early green shoots of recovery have emerged in commercial real estate with transaction volumes rising and rebounding prices pointing to a potential inflection point for the sector. The NCREIF ODCE Index delivered its first consecutive quarterly gain since the end of September 2022.6 While headline benchmark performance is positive, underlying property sectors remain disparate in performance, operating fundamentals, and supply-demand dynamics. Sectors such as the industrial, multifamily, and specialty asset types benefit from long-term secular tailwinds, including demographic changes, technological innovation, and evolving consumer preferences. These trends continue to support strong operating fundamentals, with vacancies at or below historical averages and sustained demand driving standout performance. At the same time, elevated interest rates and construction costs have constrained new development, reinforcing a favorable fundamental backdrop. The Fund’s positioning across sectors continues to drive outperformance relative to the NCREIF ODCE Index. In the trailing one-year period ended December 31, 2024, the Fund’s private real estate portfolio delivered an excess return of 276 basis points.1, 6 This outperformance highlights the Fund’s active portfolio positioning, with high-conviction themes (industrial, multifamily, and specialty) comprising approximately 91% of the Fund’s private equity portfolio as of January 2, 2025.2

The industrial sector remains supported by e-commerce expansion, onshoring and nearshoring trends, and advancements in logistics. Businesses continue to prioritize warehouse efficiency, supply chain resiliency, and prime locations, reinforcing demand for modern logistics facilities that align with evolving market needs. U.S. e-commerce sales reached $1.2 trillion in 2024, a 109.0% increase over five years, which underpins sustained demand and long- term positioning.7, 16 Recent trade policies and tariffs have re-accelerated trends that originated during the COVID-19 pandemic as businesses seek to strategically realign production and inventory closer to end consumers, potentially driving incremental demand for the domestic logistics space. Additionally, tenant demand remains robust while new supply has slowed considerably. In fact, industrial construction starts have declined 56% from the recent historical average as of Q4 2024, limiting future supply even as the need for high-quality logistics space remains strong.8 Vacancy rates remain below the historical average at 6.1% as of Q4 2024, while 6% of existing stock is expected to become obsolete in the next five years.10, 11 With constrained new supply and strong tenant demand, key logistics hubs are well-positioned for continued growth.

The multifamily sector remains well positioned, supported by structural tailwinds including a persistent housing shortage, affordability constraints in the for-sale market, and sticky renter demand. While homeownership remains out of reach for many due to high mortgage rates and record home prices, multifamily demand has remained strong, with occupancy at 95.1% as of Q4 2024, in line with the 15-year historical average.11 Multifamily leasing activity also remained healthy, with approximately 184,000 units absorbed in Q4 2024, marking the highest quarterly level of net absorption since 2021.11 A growing share of high-income renters is further reinforcing demand, as the number of apartment households earning $75,000 or more has surged 68.5% over the past decade.12 This shift highlights a growing preference for rental living, whether by necessity or choice. At the same time, new construction activity has slowed, with multifamily starts down 30% from the recent historical average7 and units under construction falling 40% from peak levels, the lowest level in over a decade.9 This pullback, combined with sustained demand and limited future deliveries, is expected to be a catalyst for occupancy and rent growth.

Specialty sectors, such as student housing, are built for specific uses and tend to have unique supply and demand drivers that set them apart from traditional property types. Student housing benefits from continued enrollment growth, below average supply, and the growing preference for well-amenitized, institutionally managed properties. Leasing activity remained strong, with 92.8% of beds at the core 175 universities tracked by RealPage Analytics being leased for the Fall 2024 academic year. Supply constraints continue to support market fundamentals, with only 35,000 new beds delivered in 2024, marking the lowest annual change since the Fall of 2020.13 Looking ahead, RealPage Analytics estimates just 26,000 student housing beds will be delivered in the Fall of 2025, well below the historical annual average of 50,000 beds in the 2010s. Limited site availability at top-tier universities and in high-barrier-to-entry markets is expected to sustain strong occupancy levels and rent growth, particularly for well-amenitized, Class A properties.

Past performance is not indicative of future results. Holdings and allocations are subject to change without notice. Diversification does not eliminate the risk of experiencing investment losses.

3

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Grocery-anchored neighborhood centers remain a preferred retail format, benefitting from steady consumer demand and limited new supply. Availability rates held at 6.5% in Q4 2024, an all-time low, as tenant demand continued to outpace supply.11 New completions accounted for just 0.05% of existing stock, as high construction and redevelopment costs constrain new development.11 At the same time, strip centers have seen the strongest increase in foot traffic among retail sub-property types, with grocers and off-price retailers leading the way.14 Retailers remain focused on well-located, necessity-driven properties, fueling leasing activity and rent growth. With limited new supply, grocery-anchored centers are set to maintain strong fundamentals.

The office sector continues to face headwinds, but structural shifts are beginning to take shape. While office vacancies remain elevated, new constructions are projected to fall to 17 million sq. ft. in 2025, well below the 10-year average of 44 million sq. ft, which may ease future supply pressures in certain markets.8 However, challenges persist, including low office-using job growth, elevated sublease availability, and high vacancies in less desirable properties. Demand remains concentrated in high-quality, well-located assets, while outdated office stock continues to struggle with weak leasing activity. While signs of stabilization are emerging in select segments, the sector’s recovery remains highly uneven, reinforcing a complex and evolving landscape. The Fund has historically been, and continues to be, underweight the office property type relative to the NCREIF ODCE Index, which has contributed to relative returns. As of January 2, 2025, the Fund’s private equity office exposure represented only ~200 basis points of the Fund’s portfolio.2

The Fund remains grounded in the research that underpins the investment strategy. We believe that a combination of both public and private real estate in a portfolio may provide important diversification benefits as well as risk mitigation and alpha generation opportunities. The Fund’s portfolio management team employs a dynamic active management approach to asset allocation through the utilization of a relative value framework which analyzes opportunities across the real estate investable universe: private equity, private debt, public equity and public debt. In the latter half of 2024, as public REITs rallied, the Fund’s portfolio management team tactically reduced exposure, which contributed to relative outperformance. The Fund’s public REIT portfolio continued to deliver strong results, outperforming the FTSE Nareit Equity REIT Index by 310 basis points over the trailing one-year period ending December 31, 2024.15 As it relates to the Fund’s private real estate portfolio, the Fund made several tactical investments across our high-conviction themes in the second half of 2024 and we remain encouraged and excited by opportunities we are currently underwriting. Moving forward, the portfolio management team will, as it has historically, continue to modulate exposure to each of the quadrants in response to changes in relative value across the Fund’s investable universe.

As always, the Fund’s portfolio management team, along with the Fund’s underlying private fund partners, continue to seek attractive risk-adjusted return opportunities across real estate markets. We believe the Fund’s portfolio positioning, focus on high-quality assets within the Fund’s high- conviction sectors, underlying diversification and ability to take advantage of opportunities across both public and private markets, may help deliver a differentiated return profile to our investors. We are excited about the Fund’s future prospects and believe it is well positioned to take advantage of investment opportunities as they arise.

We thank you for your continued confidence and support.

Represents the views and opinions of Apollo at the time of this letter and is subject to change.

Apollo Diversified Real Estate Fund is a closed-end management investment company that is operated as an interval fund. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. The Fund is only suitable for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long- term investment. There is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. There is no secondary market for the Fund’s shares and none is expected to develop. Please see the Fund’s current prospectus for further information on the Fund’s objective, strategy and risk factors.

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Endnotes

Important Note on Index Performance: Index performance is shown for illustrative purposes only and has limitations when used for comparison or for other purposes due to, among other matters, volatility, credit or other factors (such as number of investments, recycling or reinvestment of distributions, and types of assets). It may not be possible to directly invest in one or more of these indices and the holdings of the Fund may differ markedly from the holdings of any such index in terms of levels of diversification, types of securities or assets represented and other significant factors. Indices are unmanaged, do not charge any fees or expenses, assume reinvestment of income and do not employ special investment techniques such as leveraging or short selling. No such index is indicative of the future results of Apollo Diversified Real Estate Fund. There can be no assurances that any of the trends described herein will continue or will not reverse. Past events and trends do not imply, predict or guarantee, and are not necessarily indicative of future events or results.

1.

Past performance is not indicative of future results. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. Actual results may vary. Fund returns presented herein include the reinvestment of distributions and are net of all Fund expenses, including management fees and general and administrative expenses, but, unless otherwise noted, exclude any applicable share class sales charge and fees paid by investors to their financial intermediary. Fund returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the deduction of such fees was reflected, the performance would be lower. Current performance may be lower or higher than the performance quoted. The most recent performance is available at www.apollo.com/adref or by calling 888.926.2688. As of February 28, 2025, the Fund’s load-waived Class A share had a one-year return of 6.69%, a five-year annualized return of 4.04%, and a ten-year annualized return of 5.15%. As of February 28, 2025, the Fund’s Class A share with load (adjusted for initial maximum sales charge of 5.75%) had a one-year return of 0.56%, a five-year annualized return of 2.82%, and a ten-year annualized return of 4.53%. Class A share inception date: June 30, 2014. Alpha and beta calculation benchmark: S&P 500. The Fund’s interval fund peers include: Versus Capital Multi-Manager Real Estate Income Fund (VCMIX), Bluerock Total Income+ Real Estate Fund (TIPRX), and Goldman Sachs Real Estate Diversified Income Fund (GSRDX). Please note that Versus Capital Multi-Manager Real Estate Income Fund does not offer A shares and as such, I shares of the Versus Capital Multi-Manager Real Estate Income Fund are used in this comparison. Class I shares are not subject to a front-end sales load.

2.

Fund holdings as of January 2, 2025. Fund size based on Gross Asset Value (GAV). Occupancy calculation is based on the Fund’s allocation to private real estate equity funds. Occupancy is the rate of which underlying properties are occupied, typically through leases. Leverage is the utilization of borrowings by the Fund’s underlying private real estate equity funds and does not represent the Fund’s direct use of leverage. The use of leverage increases investment risk and the potential for increased loss and could adversely affect market value of the Fund’s underlying private investment funds in periods of rising interest rates. Fund holdings are subject to change without notice. Diversification does not eliminate the risk of experiencing investment losses. The Fund is not intended to be a complete investment program.

3.	Bureau of Economic Analysis; U.S. Department of Commerce.
4.	Federal Reserve.
5.	U.S. Bureau of Labor Statistics.
6.

Apollo Analysts, NCREIF Fund Index - Open End Diversified Core Equity Index (NFI-ODCE Index). The NFI-ODCE Index is a capitalization weighted index of investment returns reporting on both a historical and current basis the results of certain open-end commingled funds pursuing a core investment strategy. As of December 31, 2024, the Fund’s private real estate portfolio had a trailing one-year return of 0.49%. As of December 31, 2024, the NFI-ODCE Index had a trailing one-year return of -2.27% and a quarterly net return of 0.96%.

7.	U.S. Census Bureau.
8.	CBRE Research.
9.	Cushman and Wakefield Research.
10.	Clarion Partners Investment Research.
11.	CBRE Econometric Advisors.
12.	National Multifamily Housing Council.
13.	RealPage Analytics.
14.	Green Street.
15.	As of December 31, 2024, the FTSE Nareit Equity REIT Index had a trailing one-year return of 8.73%. As of December 31, 2024, the Fund’s public REIT portfolio had a trailing one-year return of 11.83%.
16.	Federal Reserve Bank of St. Louis.

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Glossary

Alpha: A measure of risk-adjusted return implying how much a fund/manager outperformed its benchmark, given its risk profile.

Annualized Return: Calculated by annualizing cumulative return (i.e., adjusting it for a period of one year). Annualized return includes capital appreciation and assumes a reinvestment of dividends and distributions.

Basis Point (bps): A unit of measure used to describe the percentage change. One basis point is equivalent to 0.01% (1/100th of a percent) or 0.0001 in decimal form.

Beta: A measure of systematic risk (volatility), or the sensitivity of a fund to movements in a benchmark. A beta of 1 implies that you can expect the movement of a fund’s return series to match that of the benchmark used to measure beta. A value of less than 1 implies that the fund is less volatile than the index.

Bloomberg U.S. Aggregate Bond Index: An unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities.

Consumer Price Index (CPI): A price index of a basket of goods and services paid by urban consumers.

Correlation: A statistical measure of how two securities move in relation to each other. A correlation ranges from -1 to 1. A positive correlation of 1 implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction. A negative correlation of -1 indicates that the securities will move in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

Cumulative Return: The compound return of an investment. It includes capital appreciation and assumes a reinvestment of dividends and distributions.

FTSE Nareit All Equity REITs Index: A free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

Gross Domestic Product (GDP): A comprehensive measure of U.S. economic activity. GDP measures the value of the final goods and services produced in the United States.

Net Asset Value (NAV): Represents a fund’s per-share price. NAV is calculated by dividing a fund’s total net assets by its number of shares outstanding.

NCREIF Fund Index – Open End Diversified Core Equity (NFI-ODCE or NCREIF ODCE Index): An index of investment returns reporting on both a historical and current basis the results of certain open-end commingled funds pursuing a core investment strategy. The NFI-ODCE Index is capitalization-weighted.

S&P 500 Index: An index based on market cap of the 500 largest companies having stock listed on the New York Stock Exchange (NYSE) or NASDAQ.

Sharpe Ratio: Measures risk-adjusted returns by calculating the excess return (above the risk-free rate) per unit of risk (standard deviation). The higher the ratio, the better the risk-adjusted returns. The average three-month U.S. Treasury T-bill auction was used as the risk-free rate in this material.

Standard Deviation: Measures the average deviations of a return series from its mean, and is often used as a measure of volatility/risk. A large standard deviation implies that there have been large swings in the return series of the manager.

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Summary of Risk Factors

This material is neither an offer to sell nor a solicitation to purchase any security. Investors should carefully consider the investment objectives, risks, charges and expenses of Apollo Diversified Real Estate Fund (the “Fund”). This and other important information about the Fund is contained in the prospectus, which can be obtained by visiting www.apollo.com/adref. Please read the prospectus carefully before investing.

Apollo Diversified Real Estate Fund is a diversified, closed-end management investment company that is operated as an interval fund. The Fund invests at least 80% of its total assets in real estate securities. This investment involves a high degree of risk. An investor should invest in the Fund only if the investor can afford the complete loss of an investment. Prospective investors should carefully read the Fund’s prospectus for a description of the risk associated with an investment in the Fund in determining whether an investment in the Fund is suitable. These risks include, but are not limited to, the following:

•

Limited Liquidity. An investor should consider an investment in the Fund to be of limited liquidity and is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment. The Fund’s shares are not listed on any securities exchange, and no secondary public market for the sale of the Fund’s interests exists, nor is one likely or expected to develop. As described in the prospectus under “Quarterly Repurchases of Shares,” the Fund provides limited liquidity through quarterly offers to repurchase a limited amount of the Fund’s shares (at least 5% of the Fund’s outstanding shares); however, there is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer.

•

Real Estate Industry Concentration. The Fund will not invest in real estate directly, but, because the Fund will concentrate its investments in securities of real estate industry issuers, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies engaged in the real estate industry is affected by a number of factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. The value of securities of companies in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

•	Use of Leverage. The Fund utilizes leverage which will magnify the potential for loss on amounts invested in the Fund.

•

Fees and Expenses. The Fund is subject to charges for management and other fees regardless of whether the Fund has a positive return. Please refer to the Fund’s prospectus for a complete description of expenses to be charged to the Fund.

•

Distributions. The Fund will ordinarily pay distributions, if any, once a quarter. There is no assurance that the Fund’s distribution rate will be sustainable in the future nor are distributions guaranteed. The Fund may pay distributions in significant part from sources that may not be available in the future and that may be unrelated to the Fund’s performance, such as return of capital and borrowings. Shareholders should note that a return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. A portion of the Fund’s distributions includes return of capital. Please refer to the Fund’s most recent Section 19(a) notice for an estimate of the composition of the Fund’s most recent distribution, available at www.apollo.com/adref, and the Fund’s semi-annual or annual reports filed with the U.S. Securities and Exchange Commission (the “SEC”) and available on the Fund’s website for additional information regarding the composition of distributions. The Fund’s distributions may be affected by numerous factors, including but not limited to changes in Fund expenses including the amount of expenses waived by the Fund’s Adviser, investment performance, realized and projected market returns, fluctuations in market interest rates, and other factors.

•

Potential Loss of Investment. Investing in the Fund is speculative and involves a high degree of risk and no guarantee or representation is made that the Fund’s investment strategy will be successful under all market conditions, nor do we guarantee any level of return or risk. An investment in the Fund could require a long-term commitment, with limited liquidity and the risk of loss of capital. Investors must have the financial ability, sophistication, experience and willingness to evaluate the merits and bear the risks of such an investment. Such an investment is not suitable for all potential investors. Investors could lose part or all of an investment, and the Fund could incur losses in markets where major indices are rising and falling. Results could be volatile. Accordingly, investors should understand that past performance is not indicative nor a guarantee of future results. Investors in the Fund should understand that the net asset value of the Fund will fluctuate, which may result in a loss of the principal amount invested. The Fund’s investments may be negatively affected by the broad investment environment and capital markets in which the Fund invests. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. The Fund is “diversified” under the Investment Company Act of 1940. Diversification does not eliminate the risk of experiencing investment losses. The Fund is not intended to be a complete investment program.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved of these securities or determined if the prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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9 West 57th Street New York, NY 10019	212.515.3200 www.apollo.com/adref

This sales material must be accompanied or preceded by the prospectus and must be read in conjunction with the Fund’s prospectus in order to fully understand all the implications and risks of an investment in the Fund. This sales material is neither an offer to sell nor a solicitation of an offer to buy securities. Investments mentioned herein may not be suitable for prospective investors. An offering is made only by the prospectus, which must be made available to you prior to making a purchase of shares and is available at www.apollo.com/adref. Prior to making an investment, investors should read the prospectus, including the “Risk Factors” section therein, which contain the risks and uncertainties that we believe are material to the Fund’s business, operating results, and financial condition.

Forward-Looking Statement Disclosure

Certain information contained in this document constitutes “forward-looking statements,” which can be identified by the use of forward-looking terminology such as “may,” “will,” “expect,” “intend,” “anticipate,” “estimate,” “believe,” “continue” or other similar words, or the negatives thereof. These may include financial projections and estimates and their underlying assumptions, statements about plans, objectives and expectations with respect to future operations, and statements regarding future performance. Such forward-looking statements are inherently uncertain and there are or may be important factors that could cause actual outcomes or results to differ materially from those indicated in such statements. Apollo believes these factors include, but are not limited to, those described under the section entitled “Summary of Risk Factors”, which are further described in the Fund’s prospectus, and any such updated factors included in the Fund’s periodic filings with the Securities and Exchange Commission (the “SEC”), which are accessible on the SEC’s website at www.sec.gov. These factors should not be construed as exhaustive and should be read in conjunction with the other cautionary statements that are included in the Fund’s prospectus and other filings. Except as otherwise required by federal securities laws, we undertake no obligation to publicly update or revise any forward-looking statements, whether as a result of new information, future developments or otherwise.

Additional Important Disclosure

Past performance is not indicative nor a guarantee of future returns.

This material is confidential and may not be distributed, transmitted or otherwise communicated to others, in whole or in part, without the express written consent of Apollo Global Management, Inc. (together with its subsidiaries, “Apollo”) and is intended solely for the use of the persons to whom it has been delivered. This material does not constitute an offer to sell, or the solicitation of an offer to buy, any security, product or service. Apollo and its affiliates do not provide tax, legal or accounting advice. This material is not intended to provide, and should not be relied on for, tax, legal or accounting advice. You should consult your own tax, legal and accounting advisors before engaging in any transaction. This material represents views as of the date of this material and is subject to change without notice of any kind. This material and the transactions, investments, products, services, securities or other financial instruments referred to in this material are not directed to, or intended for distribution to or use by, any person or entity who is a citizen or resident of or located in any locality, state, country or other jurisdiction where such distribution, publication, availability or use would be contrary to any laws or regulations. Recipients may only use this material to the extent permitted by the applicable laws and regulations and should be aware of and observe all such applicable laws and regulations.

Alternative investments often are speculative, typically have higher fees than traditional investments, often include a high degree of risk and are suitable only for eligible, long-term investors who are willing to forgo liquidity and put capital at risk for an indefinite period of time. They may be highly illiquid and can engage in leverage and other speculative practices that may increase volatility and risk of loss.

Opinions expressed herein reflect the current opinions of Apollo as of the date appearing in the materials only and are based on Apollo’s opinions of the current market environment, which is subject to change. Certain information contained in the materials discusses general market activity, industry or sector trends, or other broad-based economic, market or political conditions and should not be construed as research or investment advice. This material is not complete and the information contained herein may change at any time without notice.

Apollo has not made any representation or warranty, expressed or implied, with respect to fairness, correctness, accuracy, reasonableness, or completeness of any of the information contained herein (including but not limited to information obtained from third parties unrelated to Apollo). Apollo has no responsibility to update any of the information provided in this material.

Not a deposit	May lose value	No bank guarantee
Not insured by the FDIC, NCUA or any other government agency

Apollo Global Securities, LLC (“AGS”) and Griffin Capital Securities, LLC (“GCS”), Members of FINRA and SIPC, are subsidiaries of Apollo Global Management, Inc. AGS conducts Apollo’s capital markets business and certain of its product marketing and distribution, and GCS is a wholesale marketing agent for Apollo-sponsored products. ALPS Distributors, Inc. (1290 Broadway, Suite 1000, Denver, CO 80203, Member FINRA) is the distributor of Apollo Diversified Real Estate Fund. Apollo Global Management, Inc. and ALPS Distributors, Inc. are not affiliated.

© 2025 Apollo Global Management, Inc. All rights reserved.

GFC001761 | Exp. 3.31.26	ADREF-IU398381-0325A

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NOTICE OF QUARTERLY REPURCHASE OFFER

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

March 27, 2025

Dear Apollo Diversified Real Estate Fund Shareholder,

Thank you for your investment. The purpose of this notice is to inform you of the quarterly repurchase offer by Apollo Diversified Real Estate Fund (the “Fund”). Quarterly repurchase offers provide a degree of liquidity to shareholders of the Fund. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period will begin on March 27, 2025 and end on May 6, 2025 (the “Repurchase Request Deadline”). If you own shares through a financial intermediary, financial adviser or broker/dealer (“Financial Intermediary”), please contact your Financial Intermediary.

Please also note that Class C shareholders who tender for repurchase of such shareholder’s Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds.

If you wish to tender shares, your Financial Intermediary will provide you with specific instructions. If you are unable to contact your Financial Intermediary or own shares directly and wish to tender shares, you can alternatively complete the Repurchase Request Form.

IMPORTANT

All repurchase requests must be received in good order prior to the Repurchase Request Deadline. The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to NAV fluctuation during that time.

If you have any questions, please refer to the attached Repurchase Offer or contact your Financial Intermediary. You may also contact us directly at 1-888-926-2688.

Sincerely,

Apollo Diversified Real Estate Fund

RE-IU133801BENEFICIAL (1224)

APOLLO DIVERSIFIED REAL ESTATE FUND REPURCHASE OFFER

1 THE OFFER

Apollo Diversified Real Estate Fund (the “Fund”) is offering to repurchase, for cash, up to 5% of the Fund’s issued and outstanding shares (Class A, Class C, Class I, Class L and Class M shares) (“Repurchase Offer Amount”) as of the Repurchase Request Deadline (as defined below) at a price equal to the net asset value (“NAV”) of the applicable class of shares as of the close of regular business trading on the New York Stock Exchange on the Repurchase Pricing Date (as defined below). The purpose of this offer is to provide a level of liquidity to shareholders, as no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s current effective prospectus and statement of additional information.

2 NET ASSET VALUE

The Fund’s NAV on March 20, 2025 of the Class A shares (GIREX) was $24.84 per share, of the Class C shares (GCREX) was $23.11 per share, of the Class I shares (GRIFX) was $25.45 per share, of the Class L shares (GLREX) was $24.40 per share and of the Class M shares (GMREX) was $23.84 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below).

The Fund’s NAV fluctuates. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you submit your repurchase request.

The current NAV may be obtained by calling 1-888-926-2688 and asking for the most current NAV per share or by visiting www.apollo.com/adref. The shares of the Fund are not traded on any organized market or securities exchange.

3 REPURCHASE REQUEST DEADLINE	All repurchase requests must be received in good order prior to 4:00 p.m., Eastern Time, on May 6, 2025.

4 REPURCHASE PRICING DATE

The NAV used to calculate the repurchase price will be determined as of the close of regular business trading on the New York Stock Exchange on May 6, 2025 (the “Repurchase Pricing Date”). There is a risk that the NAV per share fluctuates between the date on which you submit your repurchase request and the Repurchase Pricing Date, and that the NAV on the Repurchase Pricing Date may be higher or lower than the NAV on the date you submit your repurchase request.

5 PAYMENT FOR SHARES REPURCHASED

The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee. However, as stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase.

6 INCREASE IN NUMBER OF SHARES REPURCHASED

If shareholders tender for repurchase more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred (100) shares and who tender all of their shares, before prorating other amounts tendered. There is no assurance that you will be able to sell as many of your shares as you desire to sell in the repurchase offer or in any subsequent repurchase offer. If a portion of your shares were not repurchased due to proration, you will have to wait until the next quarterly repurchase offer to submit a new repurchase request if you still wish to tender your shares for repurchase.

With respect to any required minimum distributions from an IRA or other qualified retirement plan, it is the obligation of the shareholder to determine the amount of any such required minimum distribution and to otherwise satisfy the required minimum. In the event that shareholders tender for repurchase more than the Repurchase Offer Amount, and the Fund repurchases shares on a pro rata basis, it may result in the shareholder not receiving the full amount of a required minimum distribution.

7 WITHDRAWAL OR MODIFICATION	Requests to repurchase shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on May 6, 2025.

RE-IU133801BENEFICIAL (1224)

APOLLO DIVERSIFIED REAL ESTATE FUND REPURCHASE OFFER

8 SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER

The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Trustees, including a majority of the independent Trustees, and only in the following limited circumstances:

•  If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•  For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•  For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund’s NAV of each of the Fund’s Class A, Class C, Class I, Class L and Class M shares; and

•  For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

9 TAX CONSEQUENCES

You should review the tax information in the Fund’s prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held.

10 CONTINGENT DEFERRED SALES CHARGES ON CLASS C SHARES

Class A, Class I, Class L and Class M shareholders are not subject to a contingent deferred sales charge. Class C shareholders who tender for repurchase of such shareholder’s Class C shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund’s distributor out of the repurchase proceeds. The Fund or its designee may waive the imposition of the contingent deferred sales charge in the following shareholder situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the contingent deferred sales charge will be waived at any time in the future or that such contingent deferred sales charge will be waived for any other shareholder.

11 NO REPURCHASE FEE

The Fund does not charge a transaction fee to repurchase Fund Shares. However, as stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase. If your shares are held at a Financial Intermediary, your intermediary may charge transaction or other fees in connection with your repurchase request.

12 REPURCHASE REQUESTS IN PROPER FORM

All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, Apollo Real Estate Fund Adviser, LLC (the “Adviser”), CenterSquare Investment Management LLC (“CenterSquare”), Aon Investments USA Inc. (“Aon” and together with CenterSquare, the “Sub-Advisers”), SS&C GIDS, Inc. (the “Transfer Agent”), ALPS Distributors, Inc. (the “Distributor”), nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Adviser, the Sub-Advisers, nor the Distributor, is or will be obligated to ensure that your Financial Intermediary, or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund’s current effective prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this Repurchase Offer, contact your Financial Intermediary.

If this repurchase request is due to shareholder death, please call the Fund at 1-888-926-2688 or contact your Financial Intermediary regarding additional required documentation (such as a death certificate).

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